Shareholder Fees - FidelityLowDurationBondFactorETF-PRO	Dec. 30, 2024 USD ($)
FidelityLowDurationBondFactorETF-PRO | Fidelity Low Duration Bond Factor ETF
Shareholder Fees:
(fees paid directly from your investment)	none